Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
TOTAL REVENUE	[1]	$ 14,078,009		$ 7,301,522
TOTAL COST		10,203,109		4,715,394
GROSS PROFIT		3,874,900		2,586,128
Administrative expenses		3,750,087		3,002,768
Research and development expenses		1,585,894		2,050,609
Selling expenses		215,152		343,211
LOSS FROM OPERATIONS		(1,676,233)		(2,810,460)
Subsidy income		142,324		89,596
(Loss) from equity method investment		(836)		(307,403)
Other income (loss), net		40,767		1,511,572
Interest expense and debt discounts, net of interest income		(261,812)		(287,697)
Loss before income taxes		(1,755,790)		(1,804,392)
Income tax expense		(34,513)		(4,283)
Net loss from continuing operations		(1,790,303)	[2]	(1,808,675)
Net loss from discontinued operations		(18,727)	[2]	(191,880)
NET LOSS		(1,809,030)		(2,000,555)
Less: Net loss attributable to the non- controlling interest
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (1,809,030)	[2]	$ (2,000,555)
Loss per share – Basic and Diluted*
Basic	[3]	$ (1.09)		$ (1.14)
Diluted	[3]	(1.09)		(1.14)
DISCONTINUED OPERATIONS
Basic		(0.01)	[2]	(0.12)
Diluted		(0.01)	[2]	(0.12)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[3]	(1.10)		(1.26)
Diluted	[3]	$ (1.10)		$ (1.26)
Product [Member]
TOTAL REVENUE		$ 8,074,534		$ 2,882,990
TOTAL COST		7,386,299		2,724,655
Products Related Parties [Member]
TOTAL REVENUE		71,420
Software [Member]
TOTAL REVENUE		3,777,209		1,785,891
TOTAL COST		1,711,442		828,310
Advertising [Member]
TOTAL REVENUE		1,316,932		1,184,761
TOTAL COST		1,090,137		676,382
Advertising Related Parties [Member]
TOTAL REVENUE				12,379
Product and Service, Other [Member]
TOTAL REVENUE		835,555		1,416,423
TOTAL COST		15,231		486,047
Other Related Parties [Member]
TOTAL REVENUE		$ 2,359		$ 19,078

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.